UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 11 (f/k/a Dryden Government Securities Trust)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2010

Date of reporting period:	2/28/2010

Item 1.	Schedule of Investments

Prudential Government Securities Money Market Fund

(formerly known as Dryden Government Securities Trust/ Money Market Series)

Schedule of Investments

as of February 28, 2010 (Unaudited)

Principal Amount (000)	Description	Value

Commercial Paper 9.0%
	Straight-A Funding LLC, 144A
$10,000	0.170%, 4/20/10(a)	$9,997,639
10,000	0.180%, 5/3/10(a)	9,996,850

		19,994,489

Federal Home Loan Bank 7.5%
2,000	0.000%, 4/16/10(b)	1,999,650
3,500	0.080%, 3/3/10(a)	3,499,984
7,600	0.080%, 3/1/10(a)	7,600,001
950	1.050%, 3/9/10	950,177
2,500	2.625%, 3/12/10	2,501,837

		16,551,649

Federal Home Loan Mortgage Corporation 38.1%
16,250	0.126%, 3/24/10(a)	16,248,689
494	0.150%, 3/30/10(a)	493,940
2,250	0.150%, 5/3/10(a)	2,249,409
4,161	0.190%, 5/10/10(a)	4,159,427
2,400	0.200%, 3/22/10(a)	2,399,720
1,535	0.200%, 3/29/10(a)	1,534,761
4,200	0.200%, 4/19/10(a)	4,198,857
1,800	0.200%, 5/4/10(a)	1,799,360
10,000	0.200%, 6/14/10(a)	9,994,167
933	0.200%, 5/5/10(a)	932,663
10,000	0.232%, 5/24/10(b)	9,999,038
10,000	0.245%, 3/8/10(a)	9,999,524
10,443	0.311%, 4/1/10, M.T.N.(b)	10,464,360
10,000	0.400%, 1/10/11(a)	9,964,738

		84,438,653

Federal National Mortgage Association 17.4%
14,400	0.120%, 4/5/10(a)	14,398,320
3,000	0.130%, 3/1/10(a)	3,000,000
15,000	0.141%, 4/13/10(b)	14,996,286
900	0.200%, 3/3/10(a)	899,990
900	0.200%, 3/10/10(a)	899,955
900	0.200%, 3/17/10(a)	899,920
930	0.200%, 5/3/10(a)	929,675
2,500	4.750%, 3/12/10	2,503,412

		38,527,558

Other Corporate Obligations 18.1%
	Bank of America NA, FDIC Guaranteed
5,000	0.299%, 4/29/10(b)(c)	5,000,000
	Citigroup Funding, Inc., FDIC Guaranteed, M.T.N.
15,000	0.349%, 4/30/10(b)(c)	15,001,893
	Goldman Sachs Group, Inc., FDIC Guaranteed
5,000	0.755%, 3/3/10(b)(c)	5,017,127
5,000	0.334%, 3/15/10(b)(c)	5,000,000

	JPMorgan Chase & Co., FDIC Guaranteed
10,000	0.381%, 4/1/10(b)(c)	10,000,000

		40,019,020

Repurchase Agreements(d) 9.9%
12,031	Bank of America Securities LLC 0.140%, dated 2/26/10, due 3/1/10 in the amount of $12,031,140 (cost $12,031,000)	12,031,000
10,000	Deutsche Bank Securities 0.120%, dated 2/26/10, due 3/1/10 in the amount of $10,000,100 (cost $10,000,000)	10,000,000

		22,031,000

	Total Investments 100.0% (amortized cost $221,562,369)(e)	221,562,369
	Liabilities in excess of other assets	(433)

	Net Assets 100.0%	$221,561,936

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corporation

M.T.N.—Medium Term Note

(a)	Rate quoted represents yield to maturity as of purchase date.
(b)	Floating Rate Security. The interest rate shown reflects the rate in effect at February 28, 2010.
(c)	FDIC Guaranteed issued under the Temporary Liquidity Guarantee Program.
(d)	Collateralized by U.S. Government Agency and FDIC Guaranteed issuances.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Paper	$—	$19,994,489	$—
Federal Home Loan Bank	—	16,551,649	—
Federal Home Loan Mortgage Corporation	—	84,438,653	—
Federal National Mortgage Association	—	38,527,558	—
Other Corporate Obligations	—	40,019,020	—
Repurchase Agreements	—	22,031,000	—

	—	221,562,369	—
Other Financial Instruments*	—	—	—

Total	$—	$221,562,369	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of November 30, 2009 and February 28, 2010, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates fair value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commended with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 11 (f/k/a Dryden Government Securities Trust)

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date  April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date April 28, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 28, 2010

*	Print the name and title of each signing officer under his or her signature.